Shareholder Report, Average Annual Return (Details) 196865_Palm Valley Capital Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	4.68%	5.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	27.44%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	6.02%	17.48%